LOSS PER SHARE - Summary of computation of basic and diluted earnings per share (Detail) ¥ / shares in Units, ¥ in Thousands	6 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss | ¥		¥ (43,325)	¥ (243,224)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share - Basic		27,715,937,039	1,728,612,425
Weighted average number of ordinary shares used in computing net loss per share - diluted		27,715,937,039	1,728,612,425
Net loss per share-Basic | (per share)	$ 0	¥ 0	¥ (0.14)
Net loss per share - diluted | (per share)	$ 0	¥ 0	¥ (0.14)